Financial Instruments - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable		$ 19,000,000		$ 19,000,000		$ 22,000,000
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable		32,000,000		32,000,000		31,000,000
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Condensed Consolidated Income Statements		0	$ 0	1,000,000	$ 1,000,000
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		26,000,000		26,000,000		25,000,000
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		7,000,000		7,000,000		18,000,000
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable		16,000,000.0		16,000,000.0
Allia Limited | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		$ 7,000,000.0		$ 7,000,000.0		$ 3,100,000
Loan term		5 years		5 years		5 years
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		$ 3,100,000		$ 3,100,000		$ 3,000,000
Loan term		4 years		4 years		4 years
IoTP
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-cash distribution, disposal of investment	$ 12,000,000.0
IoTP | Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable						$ 12,000,000
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable							$ 29,000,000
Ampere | Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Condensed Consolidated Income Statements		$ 0	$ 0	$ 0	$ 0